PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Electronic equipment	$ 1,746
Less: accumulated depreciation	507
Total Property and Equipment, net	$ 1,239